Share-Based Compensation Plans - Financial Statements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liabilities and equity
Provision for phantom stock plan	R$ 124,318	R$ 38,320
Stock option reserve	674,221	394,801
Income Statement
Total general and administrative expenses from share-based transactions	(131,609)	(33,715)	R$ (2,808)
PSO
Liabilities and equity
Provision for phantom stock plan	124,318	38,320
Income Statement
Total general and administrative expenses from share-based transactions	(126,439)	(32,192)	529
Common stock option plan
Income Statement
Total general and administrative expenses from share-based transactions	(5,170)	(1,521)	R$ (3,337)
Common stock option plan | Stock options granted
Liabilities and equity
Stock option reserve	R$ 5,100	R$ 14,237